NON-CURRENT ASSETS HELD FOR SALE - Roll forward (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($)	[2]	Dec. 31, 2018 COP ($)		Dec. 31, 2017 COP ($)		Dec. 31, 2016 COP ($)
Disclosure of non-current assets held for sale [Line Items]
Balance at the beginning of the year			$ 101,382	[1]	$ 259,527		$ 199,475
Additions			180,296		89,216		236,632
Assets sold			(52,164)		(78,784)		(130,784)
Changes in fair value			(25,136)		(37,818)		(34,572)
Reclassifications			(20,038)		(134,795)		(5,631)
Exchange gains in foreign currency			2,374		4,036		(5,593)
Balance at year end balance	$ 57.5		186,714		101,382	[1]	$ 259,527
Investment property
Disclosure of non-current assets held for sale [Line Items]
Reclassifications			(19,718)		(108,924)
Investment
Disclosure of non-current assets held for sale [Line Items]
Reclassifications			(21)		(23,368)
Other Assets
Disclosure of non-current assets held for sale [Line Items]
Reclassifications			(299)		(2,503)
Non-current assets held for sale
Disclosure of non-current assets held for sale [Line Items]
Balance at the beginning of the year			101,382
Balance at year end balance			$ 186,714		$ 101,382

[1]	See note 2.32, Changes in presentation.
[2]	See note 2.4, “convenience translation into U.S. dollars”.